UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended     December 31, 2010
                                              ------------------------

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Platinum Grove Asset Management, L.P.
           --------------------------------------------
Address:       287 Bowman Avenue
           --------------------------------------------
               Purchase, NY 10577
           --------------------------------------------

Form 13F File Number:      28-10667
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael R. Schwenk
           -------------------------------
Title:            General Counsel
           -------------------------------
Phone:            (914) 690-2103
           -------------------------------

Signature, Place, and Date of Signing:

  /s/ Michael R. Schwenk         Purchase, NY            February 14, 2011
--------------------------   ---------------------    -------------------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                           ----------------------

Form 13F Information Table Entry Total:              9
                                           ----------------------

Form 13F Information Table Value Total:            $135,595
                                           ----------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                    FORM 13F INFORMATION TABLE



     COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5       COLUMN 6      COLUMN 7          COLUMN 8
----------------   ------------    ---------- ---------     --------------------   -----------  -----------  ---------------------
                       TITLE                     VALUE       SHRS OR   SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
 NAME OF ISSUER       OF CLASS        CUSIP    (x$1000)      PRN AMT   PRN   CALL   DISCRETION    MANAGERS    SOLE   SHARED  NONE
 --------------       --------        -----    --------      -------   ---   ----   ----------    --------    ----   ------  ----
                        IPATH
                        S&P MT
BARCLAYS BK PLC          ETN        06740C519   34,688      527,491    SH             SOLE                    527,491
BARCLAYS BK PLC          PUT        06740C951    8,533      227,000          PUT      SOLE                    227,000
CHINA AGRITECH INC       COM        16937A200      248       20,200    SH             SOLE                     20,200
GENERAL GROWTH
PPTYS INC                COM        370023103      619       40,000    SH             SOLE                     40,000
HOWARD HUGHES CORP       COM        44267D107      261        4,801    SH             SOLE                      4,801
MOTOROLA SOLUTIONS, INC  COM        620076109       38        1,000    SH             SOLE                      1,000
NETFLIX, INC             COM        64110L106       18          100    SH             SOLE                        100
PLAYBOY
ENTERPRISES INC         CL B        728117300      704      134,862    SH             SOLE                    134,862
SPDR S&P 500 ETF
TR                      CALL        78462F903   90,486      719,400          CALL     SOLE                    719,400




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